UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ X ];  Amendment Number:
This Amendment (Check only one.):  [  X ] is a restatement.
					 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2006

Including Blackrock MuniEnhanced Fund and Blackrock Muniyield Insured Fund, which were inadvertently left out of original filing.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	70

Form 13F Information Table Value Total:	$ 8,232,791

List of Other Included Managers:

No.	13F File Number	Name

None


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
                                                                                      FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/      PUT/     OTHER             VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS    CUSIP  (x$1000)  PRN AMT PRN   CALL   DSCMANAGERS   SOLE  SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------

3M Company                      Common           88579Y10    13958   179115SH      SOLE               173615     0    5500
Abbott Labs                     Common           00282410   247969  5090723SH      SOLE              3335923     0 1754800
Allstate Corp.                  Common           02000210   133738  2054033SH      SOLE              1592123     0  461910
Altria Group                    Common           02209S10      515     6000SH      SOLE                    0     0    6000
American Express Co.            Common           02581610     1370    22575SH      SOLE                10975     0   11600
American International Group    Common           02687410   328709  4587065SH      SOLE              2840267     0 1746798
Ameriprise Financial            Common           03076c10      242     4445SH      SOLE                 2125     0    2320
Aon Corp.                       Common           03738910    14114   399381SH      SOLE               399381     0       0
Apache Corp.                    Common           03741110     2015    30300SH      SOLE                    0     0   30300
AT&T Inc.                       Common           00206r10      314     8776SH      SOLE                    0     0    8776
Baker Hughes Inc.               Common           05722410   103927  1391999SH      SOLE              1054699     0  337300
Bank of America Corp.           Common           06050510   349658  6549124SH      SOLE              4144708     0 2404416
Bank Of New York                Common           06405710      236     6000SH      SOLE                 6000     0       0
Berkshire Hathaway Inc.         Class A          08467010     8799       80SH      SOLE                   80     0       0
Blackrock MuniEnhanced Fund     Common           09253y10      256    23600SH      SOLE                23600     0       0
Blackrock Muniyield Insured FundCommon           09254e10      621    43900SH      SOLE                43900     0       0
Boston Scientific Corp.         Common           10113710   174539 10159402SH      SOLE              6496592     0 3662810
BP                              Sponsored ADR    05562210      227     3380SH      SOLE                    0     0    3380
Capital One Financial           Common           14040H10   284028  3697317SH      SOLE              2419625     0 1277692
Cemex SAB                       Sponsored ADR 5 O15129088   211337  6237817SH      SOLE              4007647     0 2230170
Chevron Corp                    Common           16676410   316125  4299267SH      SOLE              2808997     0 1490270
Chubb Corp.                     Common           17123210      644    12165SH      SOLE                12165     0       0
Citigroup Inc.                  Common           17296710   314527  5646812SH      SOLE              3456286     0 2190526
Comcast Corp. Special Cl A      Class A Spl.     20030N20   378162  9029648SH      SOLE              5645578     0 3384070
ConocoPhillips                  Common           20825c10   241463  3355989SH      SOLE              2186083     0 1169906
Consolidated Edison Inc.        Common           20911510      433     9000SH      SOLE                    0     0    9000
CVS Corp.                       Common           12665010   364315 11786308SH      SOLE              7583938     0 4202370
Devon Energy Corp.              Common           25179M10   280737  4185106SH      SOLE              2758506     0 1426600
Dow Chemical Corp.              Common           26054310      399    10000SH      SOLE                    0     0   10000
Dupont De Nemours               Common           26353410      218     4477SH      SOLE                 1500     0    2977
Emerson Electric                Common           29101110   106777  2421785SH      SOLE              1828745     0  593040
Exelon Corp.                    Common           30161n10   250140  4041684SH      SOLE              2628024     0 1413660
First Data Corp.                Common           31996310   171878  6735033SH      SOLE              4242983     0 2492050
Ford Motor Co.                  Common           34537086      195    26000SH      SOLE                26000     0       0
General Electric                Common           36960410   311068  8359801SH      SOLE              5105086     0 3254715
GlaxoSmithKline                 Sponsored ADR    37733W10      726    13756SH      SOLE                    0     0   13756
Goldman Sachs Group             Common           38141G10    11765    59017SH      SOLE                58317     0     700
Home Depot                      Common           43707610      402    10000SH      SOLE                    0     0   10000
Honeywell                       Common           43851610   155017  3426545SH      SOLE              2606755     0  819790
Intel Corp.                     Common           45814010      334    16500SH      SOLE                    0     0   16500
International Business Machines Common           45920010   174566  1796874SH      SOLE              1153924     0  642950
J.P. Morgan Chase & Co.         Common           46625h10    13166   272579SH      SOLE               272479     0     100
Johnson & Johnson               Common           47816010      529     8020SH      SOLE                    0     0    8020
Liberty Capital Group Series A  CAP COM SER A    53071m30      637     6502SH      SOLE                  266     0    6236
Liberty Interactive Group SeriesINT COM SER A    53071m10      701    32515SH      SOLE                 1331     0   31184
Lowes Companies                 Common           54866110   214846  6897137SH      SOLE              4390437     0 2506700
McKesson Corp                   Common           58155Q10   109258  2154992SH      SOLE              1627642     0  527350
Merck & Co., Inc.               Common           58933110     7822   179407SH      SOLE               179407     0       0
Merrill Lynch                   Common           59018810   189591  2036426SH      SOLE              1258546     0  777880
Morgan Stanley                  Com New          61744644   315826  3878501SH      SOLE              2497471     0 1381030
News Corp Class B               Class B          65248E20    18805   844781SH      SOLE               844781     0       0
Nuveen Insured Municipal OpportuCommon           67098410      353    24100SH      SOLE                24100     0       0
Nuveen Select Tax-Free Income PoSH BEN INT       67062F10      293    20000SH      SOLE                20000     0       0
Office Depot                    Common           67622010      304     7966SH      SOLE                 7966     0       0
Pfizer Inc.                     Common           71708110   159506  6158538SH      SOLE              3728408     0 2430130
Pitney Bowes Inc.               Common           72447910   206010  4460058SH      SOLE              3356048     0 1104010
Sprint Nextel Corp              Com Fon          85206110   221674 11735004SH      SOLE              7756200     0 3978804
Stanley Works                   Common           85461610      309     6153SH      SOLE                 6153     0       0
Symantec Corp.                  Common           87150310   260847 12510638SH      SOLE              7803418     0 4707220
The Walt Disney Co.             Common           25468710      492    14350SH      SOLE                14350     0       0
Time Warner Inc.                Common           88731710   355840 16337925SH      SOLE             10387945     0 5949980
Tyco International Ltd.         Common           90212410   211724  6964600SH      SOLE              4175920     0 2788680
United Technologies             Common           91301710   209450  3350128SH      SOLE              2189868     0 1160260
UnitedHealth Group              Common           91324P10   117248  2182177SH      SOLE              1632857     0  549320
Verizon Communications          Common           92343v10      478    12840SH      SOLE                 4200     0    8640
Washington Mutual               Common           93932210   292706  6434524SH      SOLE              4124854     0 2309670
Wellpoint                       Common           94973v10     4989    63402SH      SOLE                63402     0       0
Western Union Co.               Common           95980210      267    11890SH      SOLE                 1890     0   10000
Wyndham Worldwide Corp          Common           98310w10   144197  4503339SH      SOLE              2886197     0 1617142
Xerox                           Common           98412110   218460 12888503SH      SOLE              8441363     0 4447140

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